Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2023
Supplemental Cash Flow Information [Abstract]
Schedule of Consolidated Balance Sheet to the Consolidated Statement of Cash Flows	The following table reconciles the net changes in non-cash working capital and other liabilities from the consolidated balance sheet to the consolidated statement of cash flows:
($ thousands)	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Change in accounts receivable	$(372)	$9,654	$(43,962)
Change in inventories	705	1,349	(15,917)
Change in prepaid expenses and deposits	(1,763)	6,537	(10,512)
Change in accounts payable and accrued liabilities	13,048	(10,859)	57,367
Working capital acquired (note 6)	-	-	41,856
	11,618	6,681	28,832
Other items impacting change in non-cash working capital: Unrealized foreign exchange loss in accounts payable	(93)	(652)	-
	11,525	6,029	28,832
Related to operating activities	25,513	3,570	(6,910)
Related to investing activities (accrued additions to PP&E)	(13,988)	2,459	35,742
Net change in non-cash working capital	$11,525	$6,029	$28,832
Cash interest paid (included in operating activities)	$(39,955)	$(51,129)	$(1,926)
Cash interest received (included in operating activities)	$2,976	$620	$21